Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 11 - Commitments and Contingencies

Purchase of Assets

On February 24, 2010, the Company entered into an agreement with Chongster Ltd. to acquire www.arsenal-mania.com, a leading UK football fan website. The purchase price was comprised of the following:

a.	Issuance of 139,412 shares in the capital stock of the Company to the value of $71,100 (£45,000)(issued), and
b.	Minimum payments over two years of £135,000.

Payment of the balance of the purchase price was secured by an escrow agreement. During the year ended December 31, 2013, the Company was in default in the amount of $123,675 (£75,000) in principal plus $13,639 in interest. The total was shown in the accounts payable and accrued liabilities (Note 6).

On April 30, 2014, the Company made an agreement with Chongster Ltd for a cash payment of £30,000 ($50,460). As per the terms of the agreement, Chongster Ltd. returned the 139,412 common shares of the Company for cancellation and forgave and released the Company from all further debt and liabilities. The transaction produced a net gain on debt settlement of $89,330.